Intangible assets - Impairment testing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Cash-generating units
Goodwill	$ 896	$ 890	[1]	$ 907
Percentage of reasonably possible decrease in cash flow projections	10.00%
Percentage of reasonably possible decrease in growth rate	1.00%
Percentage of reasonably possible increase in discount rate	1.00%
Impairment loss resulting from reasonably possible changes in assumptions, goodwill	$ 0
Thailand Asset Management
Cash-generating units
Goodwill	$ 449	$ 445
Period of discounted cash flow valuation	5 years
Constant growth rate	3.50%	3.50%
Pre-tax discount rate	9.00%	9.00%
UOB Life
Cash-generating units
Goodwill	$ 238	$ 234

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published